Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2021	6.7	6.6	7.8	4.4	25.4
Accumulated Depreciation at January 1, 2021	(0.7)	(2.8)	(3.5)	(1.4)	(8.4)
Net book amount at January 1, 2021	5.9	3.8	4.3	3.0	17.0

Twelve month period ended December 31, 2021
Opening net book amounts	5.9	3.8	4.3	3.0	17.0
Additions	14.3	2.8	4.1	3.5	24.6
Depreciation	(1.1)	(2.7)	(2.1)	(1.1)	(7.1)
Currency translation	(0.1)	0.0	0.0	0.0	(0.2)
Net book value at December 31, 2021	19.0	3.8	6.3	5.3	34.4

Cost at December 31, 2021	20.9	7.3	11.9	7.8	47.9
Accumulated Depreciation at December 31, 2021	(1.9)	(3.5)	(5.6)	(2.5)	(13.5)
Net book amount at December 31, 2021	19.0	3.8	6.3	5.3	34.4

Twelve month period ended December 31, 2022
Opening net book amounts	19.0	3.8	6.3	5.3	34.4
Additions	30.8	4.1	7.9	17.5	60.3
Disposals	(0.4)	(0.1)	(1.3)	—	(1.8)
Depreciation	(3.7)	(2.4)	(5.3)	(2.7)	(14.1)
Currency translation	(1.0)	(0.1)	0.0	(0.4)	(1.5)
Net book value at December 31, 2022	44.7	5.3	7.5	19.7	77.2

Cost at December 31, 2022	49.7	10.7	12.9	24.5	97.8
Accumulated Depreciation at December 31, 2022	(5.0)	(5.4)	(5.3)	(4.9)	(20.6)
Net book amount at December 31, 2022	44.7	5.3	7.5	19.7	77.2

Other comprises IT and office equipment as well as vehicles. As at December 31, 2022, assets related to global retail and corporate office expansions in the amount of CHF 6.4 million (December 31, 2021: CHF 9.3 million) are not yet in use.

Accounting policies
Property, plant and equipment (PPE) is valued at purchase cost less accumulated depreciation and any impairment in value. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms within the feasibility of the respective lease agreement.
Depreciation is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: 5 to 8 years
•Trade tools (e.g. point-of-sale and exhibition installations): 3 years
•Production tools (e.g. molds at the factory sites): 2 years
•Other (e.g. IT and office equipment and vehicles): 3 to 8 years
At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.